CRYPTOCURRENCIES (Tables)	12 Months Ended
Dec. 31, 2024
CRYPTOCURRENCIES [Abstract]
Group's Cryptocurrencies
As of December 31, 2024 and 2023, the Group’s cryptocurrencies consist of the following:

	At December 31,
In thousands of USD	2024	2023
Cryptocurrencies other than USDC	77,535	15,336
USDC	2	35
Total cryptocurrencies	77,537	15,371

Details of Cryptocurrencies
The details of cryptocurrencies are as follows:

	At December 31,
In thousands of USD	2024	2023	2022
Cost:
Beginning balances	15,377	2,179	6,697
Additions	311,966	310,265	865,333
Disposals	(248,864)	(297,067)	(569,854)
Purchase of cryptocurrency-denoted wealth management product from a related party(1)	-	-	(149,972)
Loan to a related party(2)	-	-	(150,025)
Ending balances	78,479	15,377	2,179
Impairment:
Beginning balances	(6)	(4)	(510)
Additions	(936)	(2)	-
Disposals	-	-	506
Ending balances	(942)	(6)	(4)
Net book value:
Beginning balances	15,371	2,175	6,187
Ending balances	77,537	15,371	2,175

The supplemental information of cryptocurrencies other than USDC is as follows:

	At December 31,
In thousands of USD	2024	2023	2022
Cost:
Beginning balances	15,342	2,090	6,598
Additions	307,661	302,621	586,117
Disposals	(244,526)	(289,369)	(425,649)
Purchase of cryptocurrency-denoted wealth management product from a related party(1)	-	-	(149,972)
Loan to a related party (2)	-	-	(15,004)
Ending balances	78,477	15,342	2,090
Impairment:
Beginning balances	(6)	(4)	(510)
Additions	(936)	(2)	-
Disposals	-	-	506
Ending balances	(942)	(6)	(4)
Net book value:
Beginning balances	15,336	2,086	6,088
Ending balances	77,535	15,336	2,086

(1)
Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party, for the year ended December 31, 2022. All such wealth management products were fully redeemed as of December 31, 2022 and the redemptions are included in the additions of cryptocurrencies above. Also see Note 24.

(2)
Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of December 31, 2022 and the collections are included in the additions of cryptocurrencies above. Also see Note 24.